Income Tax (Details Textual)	12 Months Ended
May 31, 2017 USD ($)
Income Tax (Textual)
Operating loss carryforwards	$ 1,800,000
Operating loss carryforwards expiration	Future taxable income through the year 2037
Cumulative tax effect at the expected rate	34.00%
Valuation allowance increased	$ 319,762